Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity

21.	Equity
21.1	Capital stock

On December 31, 2024, the subscribed and paid capital of the Company was R$13,653,418, which is composed of 1,682,473,246 common book-entry shares with no par value. The value of the capital stock is net of the public offering expenses of R$304,262, which covers the period from 2009 to 2024.

21.1.1   Breakdown of capital stock by nature

The shareholding position of the shareholders holding more than 5% of the voting stock, management and members of the Board of Directors is presented below:

	12.31.24		12.31.23
Shareholders	Quantity	%	Quantity	%
Major shareholders
Marfrig Global Foods S.A.	849,526,130	50.49	842,165,702	50.06
Salic	185,556,900	11.03	180,000,000	10.70
Kapitalo Investimentos Ltda.	-	-	107,982,757	6.42
Caixa de Previd. dos Func. do Banco do Brasil	103,328,121	6.14	103,328,121	6.14
Management
Board of Directors	4,300	0.00	518,900	0.03
Executives	256,099	0.02	626,458	0.04
Fiscal Council	29,400	0.00	32,700	0.00
Treasury shares	61,629,171	3.66	3,817,179	0.23
Other	482,143,125	28.66	444,001,429	26.38
	1,682,473,246	100.00	1,682,473,246	100.00

21.1.2	Roll-forward of outstanding shares

Outstanding shares are determined by the number of common shares reduced by the number of shares held in treasury.

	12.31.24	12.31.23
Common shares	1,682,473,246	1,682,473,246
Treasury shares	(61,629,171)	(3,817,179)
Outstanding shares	1,620,844,075	1,678,656,067

21.2	Capital reserves

	12.31.24	12.31.23
Capital reserves	2,763,364	2,763,364
Other equity transactions	(141,608)	(70,106)
Share-based payments	131,872	203,374
Acquisition of non-controlling interest	(273,260)	(273,260)
Capital transactions with controlled entities	(220)	(220)

21.3	Treasury shares

The movement in treasury shares in the period ended December 31, 2024 are shown below:

Quantity of outstanding of shares
	12.31.24	12.31.23
Shares at the beggining of the year	3,817,179	4,356,397
Repurchase of shares	59,835,200	-
Delivery of restricted shares	(2,023,208)	(539,218)
Shares at the end of the year (1)	61,629,171	3,817,179
(1)	Treasury shares are recorded at an average cost, in units of reais, of R$21.84 per share.

21.3.1	Repurchase of shares

On December 7, 2023, the Company's Board of Directors approved the creation of a program for the acquisition of shares issued by the Company up to the limit of 14,000,000 common shares, within a maximum period of 18 months (“Program I”), which was completed on April 4, 2024.

On May 7, 2024, the Company's Board of Directors approved the creation of a new program for the acquisition of shares issued by the Company up to the limit of 14,000,000 common shares, within a maximum period of 18 months (“Program II”).

On August 14, 2024, the Company's Board of Directors authorized the acquisition of up to an additional 17,000,000 shares in addition to the amount already repurchased by the Company, with the other conditions of the Repurchase Program II remaining unchanged.

On November 13, 2024, the Company's Board of Directors authorized the acquisition of an additional 30,000,000 shares to the amount already repurchased by the Company, with the other conditions of Program II remaining unchanged.

On February 26, 2025, the Company's Board of Directors authorized the acquisition of an additional 15,000,000 to the amount already repurchased by the Company, with the other conditions of Program II remaining unchanged.

The share repurchase was as follows:

					2024
	Jan - mar	Apr - jun	Jul - sep	Oct - dec	Total	Subsequent events	Total
Program I
Number of shares acquired	10,219,600	3,780,400	-	-	14,000,000	-	14,000,000
Average unit price (in units of reais)	13.22	16.15	-	-	14.01	-	14.01
Total value	135,095	61,042	-	-	196,137	-	196,137
Program II
Number of shares acquired	-	8,131,900	20,380,900	17,322,400	45,835,200	21,044,000	66,879,200
Average unit price (in units of reais)	-	18.71	24.33	25.64	23.83	19.80	23.80
Total value	-	152,138	495,847	444,120	1,092,105	416,741	1,591,575
Number of shares acquired	10,219,600	11,912,300	20,380,900	17,322,400	59,835,200	21,044,000	80,879,200
Average unit price (in units of reais)	13.22	17.90	24.33	25.64	21.53	19.80	21.08
Total value	135,095	213,180	495,847	444,120	1,288,242	416,741	1,704,983

21.4	Shareholder’s remuneration

12.31.24
Net profit	3,213,274
Legal reserve (5.0%)	(160,664)
Tax incentive reserve	(639,741)
Interest on shareholders' equity calculation base	2,412,869
Minimum mandatory interest on shareholders' equity (25.0%)	603,217
Remuneration of shareholders' exceeding the mandatory minimum	542,782
Total remuneration of shareholders' in the year, as interest on shareholders' equity	1,145,999
Withholding income tax on interest on shareholders' equity	(150,778)
Remuneration of shareholders', net of withholding income tax	995,221

Percentage of calculation base	47.5%

Total remuneration of shareholders' outstanding	1,145,999
Withholding income tax on interest on shareholders' equity	(150,778)
Remaining amounts outstanding	(1,686)
Interest on shareholders' equity outstanding	993,535

On December 5, 2024, a net IRRF payment of R$821,605 was made, referring to the interest on equity approved by the Board of Directors on November 13, 2024.

On December 30, 2024, a net payment of IRRF of R$173,616 was made, relating to interest on equity approved by the Board of Directors on December 4, 2024.

21.5	Allocation of income

	Limit on	Net income for distribution	Income reserve balances
	capital %	12.31.24	12.31.24
Income for the year		3,213,274	-
Actuarial gain	-	11,978	-
Interest on shareholdes' equity	-	(1,145,999)	-
Legal reserve	20.0	(160,664)	160,664
Capital increase reserve	20.0	(482,573)	482,573
Reserve for expansion	80.0	(796,275)	796,275
Reserve for tax incentives	-	(639,741)	639,741

21.6	Profit reserves

Legal reserve: constituted on the basis of 5.0% of net profit for the year under the terms of article 193 of Law 6.404/76, amended by Law 11.638/07, limited to 20% of share capital. On 12.31.24, the balance of this reserve corresponded to 1.0% of the share capital (nil on December 31, 2023).

Reserve for capital increase: set up on the basis of 20.0% of net profit for the year, limited to 20.0% of share capital. On December 31, 2024, the balance of this reserve corresponded to 3.6% of share capital (nil on December 31, 2023).

Reserve for expansion: set up to 50.0% of net profit for the year to meet expansion plans, limited to 80.0% of share capital. On December 31, 2024, the balance of this reserve corresponded to 6.0% of share capital (nil on December 31, 2023).

Tax incentive reserve: set up under the terms of article 195-A of Law 6.404/76, amended by Law 14.789/23, based on the value of government donations or subsidies for investments.

Accounting policy:

The distribution of interest on equity and dividends is calculated based on corporate legislation and the Company's Bylaws and Profit Allocation Policy.

For the purposes of presenting the financial statements, interest on equity is shown as an allocation of profit directly in equity.